Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio

(collectively, the “Portfolios”)

Supplement dated November 9, 2016 to the

Prospectus and Summary Prospectuses, each dated December 29, 2015 (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

The Average Annual Total Return tables in the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Performance” section of the Prospectus and the “Performance” section of the Goldman Sachs Enhanced Dividend Global Equity Portfolio’s Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	Since Inception
Class A Shares (Inception 04/30/08)
Returns Before Taxes	–1.77%	8.42%	4.51%
Returns After Taxes on Distributions	–2.99%	7.52%	3.75%
Returns After Taxes on Distributions and Sale of Portfolio Shares	0.05%	6.68%	3.56%
Institutional Shares (Inception 04/30/08)
Returns Before Taxes	4.32%	10.09%	5.82%
EDGE Composite Index (reflects no deduction for fees or expenses)	4.06%	9.11%	4.25%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	3.84%	9.47%	3.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.97%	4.45%	4.71%

The Average Annual Total Return tables in the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Performance” section of the Prospectus and the “Performance” section of the Goldman Sachs Tax-Advantaged Global Equity Portfolio’s Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	Since Inception
Class A Shares (Inception 04/30/08)
Returns Before Taxes	–0.41%	10.23%	5.16%
Returns After Taxes on Distributions	–1.03%	9.75%	4.72%
Returns After Taxes on Distributions and Sale of Portfolio Shares	0.27%	8.10%	4.02%
Institutional Shares (Inception 04/30/08)
Returns Before Taxes	5.80%	11.91%	6.48%
TAG Composite Index (reflects no deduction for fees or expenses)	4.06%	9.11%	4.25%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	3.84%	9.47%	3.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.97%	4.45%	4.71%

Goldman Sachs Enhanced Dividend Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio

(collectively, the “Portfolios”)

Supplement dated November 9, 2016 to the

Prospectus and Summary Prospectuses, each dated December 29, 2015 (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

The Average Annual Total Return tables in the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Performance” section of the Prospectus and the “Performance” section of the Goldman Sachs Enhanced Dividend Global Equity Portfolio’s Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	Since Inception
Class A Shares (Inception 04/30/08)
Returns Before Taxes	–1.77%	8.42%	4.51%
Returns After Taxes on Distributions	–2.99%	7.52%	3.75%
Returns After Taxes on Distributions and Sale of Portfolio Shares	0.05%	6.68%	3.56%
Institutional Shares (Inception 04/30/08)
Returns Before Taxes	4.32%	10.09%	5.82%
EDGE Composite Index (reflects no deduction for fees or expenses)	4.06%	9.11%	4.25%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	3.84%	9.47%	3.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.97%	4.45%	4.71%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Goldman Sachs Enhanced Dividend Global Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.77%)
5 Years	rr_AverageAnnualReturnYear05	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Goldman Sachs Enhanced Dividend Global Equity Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.32%
5 Years	rr_AverageAnnualReturnYear05	10.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Goldman Sachs Enhanced Dividend Global Equity Portfolio | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.99%)
5 Years	rr_AverageAnnualReturnYear05	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Goldman Sachs Enhanced Dividend Global Equity Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Goldman Sachs Enhanced Dividend Global Equity Portfolio | EDGE Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Goldman Sachs Enhanced Dividend Global Equity Portfolio | MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	9.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Goldman Sachs Enhanced Dividend Global Equity Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Goldman Sachs Tax-Advantaged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Tax-Advantaged Global Equity Portfolio

(collectively, the “Portfolios”)

Supplement dated November 9, 2016 to the

Prospectus and Summary Prospectuses, each dated December 29, 2015 (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

The Average Annual Total Return tables in the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Performance” section of the Prospectus and the “Performance” section of the Goldman Sachs Tax-Advantaged Global Equity Portfolio’s Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	Since Inception
Class A Shares (Inception 04/30/08)
Returns Before Taxes	–0.41%	10.23%	5.16%
Returns After Taxes on Distributions	–1.03%	9.75%	4.72%
Returns After Taxes on Distributions and Sale of Portfolio Shares	0.27%	8.10%	4.02%
Institutional Shares (Inception 04/30/08)
Returns Before Taxes	5.80%	11.91%	6.48%
TAG Composite Index (reflects no deduction for fees or expenses)	4.06%	9.11%	4.25%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	3.84%	9.47%	3.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.97%	4.45%	4.71%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Goldman Sachs Tax-Advantaged Global Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	rr_AverageAnnualReturnYear05	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Goldman Sachs Tax-Advantaged Global Equity Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	11.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Goldman Sachs Tax-Advantaged Global Equity Portfolio | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.03%)
5 Years	rr_AverageAnnualReturnYear05	9.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Goldman Sachs Tax-Advantaged Global Equity Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Goldman Sachs Tax-Advantaged Global Equity Portfolio | TAG Composite Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Goldman Sachs Tax-Advantaged Global Equity Portfolio | MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	9.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Goldman Sachs Tax-Advantaged Global Equity Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%